Related Party Transactions (Details) - USD ($)						1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 24, 2022	Jul. 15, 2021	Apr. 02, 2021	Feb. 16, 2021	Dec. 31, 2020	Feb. 19, 2021	Feb. 16, 2021	Dec. 28, 2020	Dec. 28, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 23, 2020
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares)				1,125,000			1,125,000
Issued and outstanding shares percentage				20.00%			20.00%
Generating gross proceeds													$ 8,500,000	$ 8,500,000
Loans Payable																$ 300,000
Borrowed under note																$ 129,000
Working capital loans												$ 1,500,000
Warrant price per shares (in Dollars per share)										$ 2		$ 2
Aggregate principal amount	$ 750,000	$ 500,000
Borrowed loans										$ 750,000		$ 750,000		250,000
Payment for office space												10,000		10,000
Incurred expenses										30,000	$ 30,000	60,000	$ 50,000	11,000
Accrued expenses												109,000		100,000	$ 0
Due to related parties										$ 61,000		$ 61,000		$ 61,000
Working capital, description														The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant.
Working capital loans														$ 250,000
Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses														$ 110,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)						2,500,000
Price per share (in Dollars per share)						$ 10
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)												4,250,000		4,250,000
Price per share (in Dollars per share)										$ 2		$ 2		$ 2
Generating gross proceeds												$ 8,500,000		$ 8,500,000
Warrant exercisable price per share (in Dollars per share)														$ 2
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)								7,906,250
Share dividend (in Shares)				718,750			718,750
Ordinary shares, shares outstanding (in Shares)				8,625,000			8,625,000
Forfeited shares (in Shares)			500,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)										11.5		$ 11.5		11.5
Warrant exercisable price per share (in Dollars per share)										$ 11.5		$ 11.5		11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)														$ 11.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate expenses								$ 25,000	$ 25,000
Issuance of shares (in Shares)									7,906,250
Initial Public Offering Note [Member]
Related Party Transactions (Details) [Line Items]
Loan amount														$ 0	$ 0